Invested and working capital, Cash Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash assets [Abstract]
Cash at bank	$ 19,205	$ 16,238
Short term deposits	16,510	36,471
Total cash assets	35,715	52,709	$ 94,177	$ 62,475
Reconciliation of net cash outflow from operating activities to operating loss after tax [Abstract]
Loss for the period	(7,825)	(6,391)	(8,503)
Adjustments to reconcile profit to net cash flows [Abstract]
Depreciation	118	52
Exploration expenditure written-off	31	45	17
Share-based payments	1,633	1,378
Net foreign exchange differences - unrealized	(96)	(1,811)
Interest income	(1,293)	(1,484)
Interest expense	11	9
Change in assets and liabilities during the financial year [Abstract]
Decrease / (Increase) in trade and other receivables	(50)	(87)
(Decrease) / increase in provisions and employee benefits	(60)	(130)
Increase in accounts payable	344	350
Interest paid	(11)	0
Net cash flows used in operating activities (inclusive of GST)	$ (7,198)	$ (8,069)	$ (9,345)